OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2022
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

NOTE 5 – OTHER CURRENT ASSETS

Other current assets consisted of the following:

	As of	As of
	September 30, 2022	September 30, 2021
Security deposits	$—	$327,104
Prepaid expense	88,727	84,428
Other receivables	1,470,448	14,090
Total other current assets	$1,559,175	$425,622